CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue, net		$ 70,198	$ 72,509
Cost of revenue		53,478	50,868
Gross profit		16,720	21,641
Operating expenses
Selling, general & administrative expenses		45,490	18,654
Total operating expenses		45,490	18,654
(Loss) / income from operations		(28,770)	2,987
Other income / (expense)
Change in fair value forward purchase agreement put option liability		4,585	14,765
Change in fair value of derivative warrant liabilities		738	1,402
Gain on settlement of forward purchase agreement put option liability		581
Interest income		326	275
Interest expense		(751)	(462)
Other (expense) / income, net		624	160
Total other income / (expense), net		6,103	16,140
(Loss) / income before income taxes		(22,667)	19,127
Income tax benefit / (expense)		1,072	(1,871)
Net (loss) / income		(21,595)	17,256
Net (loss) / income attributable to noncontrolling interests		(1,163)	202
Net (loss) / income attributable to redeemable noncontrolling interests		(718)	1,397
Net (loss) / income attributable to Aeries Technology Inc.		$ (19,714)	$ 15,657
Weighted average shares outstanding of Class A ordinary shares, basic	[1]	43,080,693	15,532,382
Weighted average shares outstanding of Class A ordinary shares diluted	[1]	43,080,693	15,532,382
Basic net income per Class A ordinary share	[1]	$ (0.46)	$ 0.91
Diluted net income per Class A ordinary share	[1]	$ (0.46)	$ 0.91

[1]	For the year ended March 31, 2024, net income per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through March 31, 2024, the period following the Business Combination, as defined in Note 1. For more information refer to Note 21.